Dec. 15, 2015
Hatteras Managed Futures Strategies Fund
Hatteras Managed Futures Strategies Fund
Hatteras Alternative Mutual Funds Trust (the “Trust”)

Supplement

December 15, 2015

to the

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Managed Futures Strategies Fund

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2015, as previously supplemented

Hatteras Alternative Multi-Manager Fund

Summary Prospectus, Prospectus and SAI

dated December 4, 2015

No Load | Class A | Class C | Class H | Institutional Class

(collectively, the “Funds”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

2. Changes in Fund Investment Objectives

On December 9, 2015, the Board approved a new investment objective for each of the Funds, as described in the table below.  The new investment objective for each Fund will go into effect on February 13, 2016, 60 days following this notice to shareholders.

Hatteras Managed Futures Strategies Fund
Current Investment Objective	New Investment Objective
The Hatteras Managed Futures Strategies Fund seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.
The Hatteras Managed Futures Strategies Fund seeks long term capital appreciation.

1. Change in Benchmark Indices

Effective December 9, 2015, the Board of Trustees of the Trust approved certain changes in the broad-based unmanaged benchmark indices used for comparison with each Fund’s performance in each Summary Prospectus and Prospectus, as described in the table below.

Hatteras Managed Futures Strategies Fund
	Old	New
Primary Benchmark	HFRX Macro: Systematic Diversified CTA Index	BofA ML 3-Month US Treasury Bill
Secondary Benchmark	Barclays Aggregate Bond Index	HFRX Macro: Systematic Diversified CTA Index

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.